Expense Example, No Redemption (Invesco Select Equity Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Select Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 696
3 Years	1,004
5 Years	1,333
10 Years	2,263
Class B, Invesco Select Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	230
3 Years	709
5 Years	1,215
10 Years	2,417
Class C, Invesco Select Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	230
3 Years	709
5 Years	1,215
10 Years	2,605
Class Y, Invesco Select Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	129
3 Years	403
5 Years	697
10 Years	$ 1,534